Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 332,584	€ 284,614	€ 857,113	€ 1,557,150
Denominators:
Weighted average number of shares outstanding	301,440,412	306,495,661	303,832,868	306,434,923
Potentially dilutive shares		824,459	83,518	807,212
Basic earnings per share (in dollars per share)	€ 1.10	€ 0.93	€ 2.82	€ 5.08
Diluted earnings per share (in dollars per share)	€ 1.10	€ 0.93	€ 2.82	€ 5.07